Discontinued operations - Disclosure Of Changes In Fair Value Measurement Assets And Liabilities For Disontinued Operations Explanatory (Detail) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Changes in Financial Instruments Measured at Fair Value [Line Items]
Ending balance		€ 337,725	€ 317,233
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Changes in Financial Instruments Measured at Fair Value [Line Items]
Total gains (losses) in income statement		(147)	(28)
Purchases		257	940
Sales		(229)	(573)
Settlements		53	90
Total unrealized gains and losses for the period		(94)	26
FVPL [member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Changes in Financial Instruments Measured at Fair Value [Line Items]
Total gains (losses) in income statement		(151)	(35)
Purchases		178	815
Sales		(183)	(491)
Settlements		3	5
Total unrealized gains and losses for the period		(94)	26
FVPL [member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Changes in Financial Instruments Measured at Fair Value [Line Items]
Transfers to disposal groups		316
Total gains (losses) in income statement	[1]	2
Purchases		38
Sales		(18)
Settlements		0
Net exchange difference		2
Ending balance		340
Total unrealized gains and losses for the period	[2]	2
FVPL [member] | Derivatives [member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Changes in Financial Instruments Measured at Fair Value [Line Items]
Total gains (losses) in income statement		2
Sales			(1)
Total unrealized gains and losses for the period			(1)
FVPL [member] | Derivatives [member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Changes in Financial Instruments Measured at Fair Value [Line Items]
Transfers to disposal groups		10
Total gains (losses) in income statement	[1]	(1)
Purchases		0
Sales		(1)
Settlements		0
Net exchange difference		0
Ending balance		8
Total unrealized gains and losses for the period	[2]	1
FVPL [member] | Investments - Policyholder risk [member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Changes in Financial Instruments Measured at Fair Value [Line Items]
Total gains (losses) in income statement		4	(36)
Purchases		14	320
Sales		(10)	(38)
Total unrealized gains and losses for the period			€ 1
FVPL [member] | Investments - Policyholder risk [member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Changes in Financial Instruments Measured at Fair Value [Line Items]
Transfers to disposal groups		307
Total gains (losses) in income statement	[1]	3
Purchases		38
Sales		(17)
Settlements		0
Net exchange difference		2
Ending balance		332
Total unrealized gains and losses for the period	[2]	€ 2

[1]	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
[2]	Total unrealized gains / (losses) for the period recorded in the P&L during which the financial instrument was in Level III.